UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

1. SCHEDULE OF INVESTMENTS.

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2008
	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS
Emerson Electric Company	1,600	$82,336
General Electric Company	3,900	144,339
Textron, Inc.	1,800	99,756
Tyco Electronics, Ltd.	1,025	35,178
Tyco International, Ltd.	1,025	45,152

		406,761	18.5%

CONSUMER GOODS
Lowe’s Companies, Inc.	2,000	45,880
Masco Corporation	2,300	45,609
PepsiCo, Inc.	1,800	129,960

		221,449	10.0%

CONSUMER SERVICES
Wal-Mart Stores, Inc.	1,600	84,288	3.8%

ENERGY
Dominion Resources, Inc.	2,500	102,100
Grant Prideco, Inc.*	2,100	103,362
Schlumberger, Ltd.	1,300	113,100
Weatherford International, Ltd.*	1,500	108,705

		427,267	19.4%

FINANCIAL
American Express Company	2,600	113,672
Citigroup, Inc.	1,000	21,420
J.P. Morgan Chase and Company	1,000	42,950

		178,042	8.1%

HEALTH CARE
Covidien, Ltd.	1,025	45,356
DaVita, Inc.	1,500	71,640
Johnson & Johnson	1,600	103,792
Medtronic, Inc.	1,300	62,881

		283,669	12.9%

1. SCHEDULE OF INVESTMENTS - (continued).

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2008
	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY - HARDWARE
Cisco Systems, Inc.*	5,500	$132,495
Intel Corporation	3,400	72,012

		204,507	9.3%

TECHNOLOGY - SOFTWARE & SERVICES
Microsoft Corporation	3,800	107,844
Yahoo!, Inc.*	3,400	98,362

		206,206	9.2%

TELECOMMUNICATIONS
Corning, Inc.*	3,400	81,736
Motorola, Inc.	2,500	23,250

		104,986	4.8%

TOTAL COMMON STOCK		2,117,175	96.0%

TOTAL INVESTMENTS		2,117,175	96.0%

CASH AND RECEIVABLES LESS LIABILITIES		88,803	4.0%

TOTAL CONTRACT OWNERS’ EQUITY		$2,205,978	100.0%

* - Non-income producing security

ADR	- American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 28, 2008